Interim Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Gross written premiums	$ 387,197	$ 373,534
Ceded written premiums	(93,782)	(81,416)
Net written premiums	293,415	292,118
Net change in unearned premiums	(57,026)	(68,691)
Net premiums earned	236,389	223,427
Investment income	24,934	18,433
Net realized gain on investments	98	26
Net unrealized gain on investments	3,942	7,940
Change in allowance for expected credit losses on investments	(138)	311
Other revenues	541	1,095
Total revenues	265,766	251,232
EXPENSES:
Net loss and loss adjustment expenses	(99,238)	(93,757)
Net policy acquisition expenses	(39,836)	(39,665)
General and administrative expenses	(44,594)	(35,851)
Change in allowance for credit losses on receivables	(1,621)	(928)
Change in fair value of derivative financial liabilities	(3,228)	(3,383)
Other expenses	(2,343)	(1,592)
Net foreign exchange (loss) gain	(3,887)	3,093
Total expenses	(194,747)	(172,083)
Income before income taxes	71,019	79,149
Income tax expense	(358)	(4,786)
Net income	$ 70,661	$ 74,363
Earnings per share
Basic earnings per share attributable to equity holders (in Dollars per share)	$ 1.56	$ 1.6
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 1.55	$ 1.59